Operating Lease Commitments Future Minimum Lease Payments (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012 Elk Grove Village Headquarters Building [Member]
Property Subject to or Available for Operating Lease [Line Items]
Operating Leases, Future Minimum Payments Due, Next Twelve Months		$ 653
Operating Leases, Future Minimum Payments Due, Next Twelve Months	560
Operating Leases, Future Minimum Payments, Due in Two Years	1,019	673
Operating Leases, Future Minimum Payments, Due in Three Years	1,029	693
Operating Leases, Future Minimum Payments, Due in Four Years	770	714
Operating Leases, Future Minimum Payments, Due Thereafter	281	281
Operating Leases, Future Minimum Payments Due	$ 3,659	$ 3,014